Revenue from Contracts with Customers Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Table 21.1 presents our revenue by operating segment. The “Other” segment for each of the tables below includes the elimination of certain items that are included in more than one business segment, most of which represents products and services for WIM customers served through Community Banking distribution channels. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see Note 26 (Operating Segments) to Financial Statements in this Report.
We adopted ASU 2014-09 – Revenue from Contracts with Customers (“the new revenue recognition guidance”) on a modified retrospective basis as of January 1, 2018. Under this method of adoption, prior period financial information for 2017 and 2016 was not adjusted. Rather, this ASU resulted in a cumulative-effect adjustment that decreased the beginning balance of retained earnings by $32 million on January 1, 2018, and changed the presentation of certain revenues and expenses prospectively. For details on the impact of the adoption of this ASU, see Note 1 (Summary of Significant Accounting Policies).

Table 21.1: Revenue by Operating Segment

	Year ended December 31, 2018
(in millions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (3)	Consolidated Company
Net interest income (1)	$29,219	18,690	4,441	(2,355)	49,995
Noninterest income:
Service charges on deposit accounts	2,641	2,074	16	(15)	4,716
Trust and investment fees:
Brokerage advisory, commissions and other fees	1,887	317	9,161	(1,929)	9,436
Trust and investment management	910	445	2,893	(932)	3,316
Investment banking	(35)	1,783	9	—	1,757
Total trust and investment fees	2,762	2,545	12,063	(2,861)	14,509
Card fees	3,543	362	6	(4)	3,907
Other fees:
Lending related charges and fees (1)(2)	278	1,247	7	(6)	1,526
Cash network fees	478	3	—	—	481
Commercial real estate brokerage commissions	—	468	—	—	468
Wire transfer and other remittance fees	264	209	8	(4)	477
All other fees (1)	339	92	2	(1)	432
Total other fees	1,359	2,019	17	(11)	3,384
Mortgage banking (1)	2,659	362	(11)	7	3,017
Insurance (1)	83	312	82	(48)	429
Net gains from trading activities (1)	28	516	57	1	602
Net gains (losses) on debt securities (1)	(3)	102	9	—	108
Net gains from equity investments (1)	1,505	293	(283)	—	1,515
Lease income (1)	—	1,753	—	—	1,753
Other income of the segment (1)	3,117	(322)	(21)	(301)	2,473
Total noninterest income	17,694	10,016	11,935	(3,232)	36,413
Revenue	$46,913	28,706	16,376	(5,587)	86,408
Year ended December 31, 2017
Net interest income (1)	$28,658	18,810	4,641	(2,552)	49,557
Noninterest income:
Service charges on deposit accounts	2,909	2,201	17	(16)	5,111
Trust and investment fees:
Brokerage advisory, commissions and other fees	1,830	304	9,072	(1,848)	9,358
Trust and investment management	889	523	2,877	(917)	3,372
Investment banking	(59)	1,827	(2)	(1)	1,765
Total trust and investment fees	2,660	2,654	11,947	(2,766)	14,495
Card fees	3,613	345	6	(4)	3,960
Other fees:
Lending related charges and fees (1)(2)	311	1,257	8	(8)	1,568
Cash network fees	498	8	—	—	506
Commercial real estate brokerage commissions	1	461	—	—	462
Wire transfer and other remittance fees	239	204	9	(4)	448
All other fees (1)	448	124	1	—	573
Total other fees	1,497	2,054	18	(12)	3,557
Mortgage banking (1)	3,895	458	(10)	7	4,350
Insurance (1)	139	872	88	(50)	1,049
Net gains from trading activities (1)	(251)	701	92	—	542
Net gains (losses) on debt securities (1)	709	(232)	2	—	479
Net gains from equity investments (1)	1,455	116	208	—	1,779
Lease income (1)	—	1,907	—	—	1,907
Other income of the segment (1)	1,734	114	63	(308)	1,603
Total noninterest income	18,360	11,190	12,431	(3,149)	38,832
Revenue	$47,018	30,000	17,072	(5,701)	88,389
(continued on following page)
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Year ended December 31, 2016
	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (3)	Consolidated Company
Net interest income (1)	$27,333	18,699	4,249	(2,527)	47,754
Noninterest income:
Service charges on deposit accounts	3,111	2,260	19	(18)	5,372
Trust and investment fees:
Brokerage advisory, commissions and other fees	1,854	368	8,870	(1,876)	9,216
Trust and investment management	849	473	2,891	(877)	3,336
Investment banking	(141)	1,833	(1)	—	1,691
Total trust and investment fees	2,562	2,674	11,760	(2,753)	14,243
Card fees	3,598	336	6	(4)	3,936
Other fees:
Lending related charges and fees (1)(2)	364	1,198	8	(8)	1,562
Cash network fees	528	9	—	—	537
Commercial real estate brokerage commissions	—	494	—	—	494
Wire transfer and other remittance fees	219	178	8	(4)	401
All other fees (1)	525	206	2	—	733
Total other fees	1,636	2,085	18	(12)	3,727
Mortgage banking (1)	5,624	475	(9)	6	6,096
Insurance (1)	112	1,156	—	—	1,268
Net gains from trading activities (1)	(148)	677	81	—	610
Net gains (losses) on debt securities (1)	933	8	1	—	942
Net gains from equity investments (1)	804	199	100	—	1,103
Lease income (1)	—	1,927	—	—	1,927
Other income of the segment (1)	948	551	53	(263)	1,289
Total noninterest income	19,180	12,348	12,029	(3,044)	40,513
Revenue	$46,513	31,047	16,278	(5,571)	88,267

(1)
Most of our revenue is not within the scope of Accounting Standards Update (ASU) 2014-09 – Revenue from Contracts with Customers, and additional details are included in other footnotes to our financial statements. The scope explicitly excludes net interest income as well as many other revenues for financial assets and liabilities, including loans, leases, securities, and derivatives.

(2)	Represents combined amount of previously reported “Charges and fees on loans” and “Letters of credit fees”.

(3)
Includes the elimination of certain items that are included in more than one business segment, most of which represents products and services for WIM customers served through Community Banking distribution channels.

Disaggregation of Revenue [Table Text Block]
Table 21.5 presents our card fees by operating segment.

Table 21.5: Card Fees by Operating Segment

										Year ended December 31,
	Community Banking			Wholesale Banking			Wealth and Investment Management			Other			Consolidated Company
(in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Credit card interchange and network revenues (1)	$792	944	959	361	345	329	6	6	6	(4)	(4)	(4)	1,155	1,291	1,290
Debit card interchange and network revenues	2,053	1,964	1,889	—	—	7	—	—	—	—	—	—	2,053	1,964	1,896
Late fees, cash advance fees, balance transfer fees, and annual fees	698	705	750	1	—	—	—	—	—	—	—	—	699	705	750
Card fees (1)	$3,543	3,613	3,598	362	345	336	6	6	6	(4)	(4)	(4)	3,907	3,960	3,936

(1)
The cost of credit card rewards and rebates of $1.4 billion, $1.2 billion and $1.0 billion for the years ended December 31, 2018, 2017 and 2016, respectively, are presented net against the related revenues.

Table 21.2 presents our service charges on deposit accounts by operating segment.

Table 21.2: Service Charges on Deposit Accounts by Operating Segment

										Year ended December 31,
	Community Banking			Wholesale Banking			Wealth and Investment Management			Other			Consolidated Company
(in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Overdraft fees	$1,776	1,941	2,024	5	6	6	1	1	—	—	—	—	1,782	1,948	2,030
Account charges	865	968	1,087	2,069	2,195	2,254	15	16	19	(15)	(16)	(18)	2,934	3,163	3,342
Service charges on deposit accounts	$2,641	2,909	3,111	2,074	2,201	2,260	16	17	19	(15)	(16)	(18)	4,716	5,111	5,372
Table 21.4 presents our trust and investment management fees by operating segment.

Table 21.4: Trust and Investment Management Fees by Operating Segment

										Year ended December 31,
	Community Banking			Wholesale Banking			Wealth and Investment Management			Other			Consolidated Company
(in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Investment management fees	$—	1	—	—	—	—	2,087	2,053	2,079	—	—	—	2,087	2,054	2,079
Trust fees	908	887	847	329	421	399	728	757	738	(932)	(916)	(875)	1,033	1,149	1,109
Other revenue	2	1	2	116	102	74	78	67	74	—	(1)	(2)	196	169	148
Trust and investment management fees	$910	889	849	445	523	473	2,893	2,877	2,891	(932)	(917)	(877)	3,316	3,372	3,336
Table 21.3 presents our brokerage advisory, commissions and other fees by operating segment.
Table 21.3: Brokerage Advisory, Commissions and Other Fees by Operating Segment

										Year ended December 31,
	Community Banking			Wholesale Banking			Wealth and Investment Management			Other			Consolidated Company
(in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Asset-based revenue (1)	$1,482	1,372	1,243	1	1	2	6,899	6,630	6,164	(1,484)	(1,371)	(1,241)	6,898	6,632	6,168
Transactional revenue	340	382	454	70	40	55	1,618	1,802	2,032	(380)	(400)	(477)	1,648	1,824	2,064
Other revenue	65	76	157	246	263	311	644	640	674	(65)	(77)	(158)	890	902	984
Brokerage advisory, commissions and other fees	$1,887	1,830	1,854	317	304	368	9,161	9,072	8,870	(1,929)	(1,848)	(1,876)	9,436	9,358	9,216

(1)	We earned trailing commissions of $1.3 billion for each of the years ended December 31, 2018, 2017, and 2016.